UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Balanced Fund
(Institutional Class, Investor Class, Service Class and Class L)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.17%
Large Cap Equity	20.76
International Equity	18.28
Mid Cap Equity	11.66
Small Cap Equity	9.16
Fixed Interest Contract	4.97
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 847.20	$1.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.25
Investor Class
Actual	$1,000.00	$ 846.10	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01
Service Class
Actual	$1,000.00	$ 845.10	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.51
Class L
Actual	$1,000.00	$ 844.10	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.26
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares, 0.60% for the Investor Class shares, 0.70% for the Service Class shares, and 0.85% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, or qualified retirement plans, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
36,416,116	Great-West Bond Index Fund Institutional Class(a)	$315,363,562

TOTAL BOND MUTUAL FUNDS — 35.18% (Cost $360,205,434)		$315,363,562
EQUITY MUTUAL FUNDS
4,016,352	Fidelity® Emerging Markets Index Fund Institutional Class	40,284,007
13,827,741	Great-West International Index Fund Institutional Class(a)	123,620,003
23,811,838	Great-West S&P 500® Index Fund Institutional Class(a)	186,208,574
13,271,993	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	104,583,305
12,393,087	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	82,166,169

TOTAL EQUITY MUTUAL FUNDS — 59.88% (Cost $587,765,368)		$536,862,058
Account Balance		Fair Value
FIXED INTEREST CONTRACT
44,606,808 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	$ 44,606,808

TOTAL FIXED INTEREST CONTRACT — 4.98% (Cost $44,606,808)		$ 44,606,808
TOTAL INVESTMENTS — 100.04% (Cost $992,577,610)		$896,832,428
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (331,106)
TOTAL NET ASSETS — 100.00%		$896,501,322

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West SecureFoundation® Balanced Fund
ASSETS:
Investments at fair value, affiliated(a)	$856,548,421
Investments at fair value, unaffiliated(b)	40,284,007
Subscriptions receivable	109,782
Receivable for investments sold	1,422,843
Total Assets	898,365,053
LIABILITIES:
Payable for distribution fees	62,847
Payable for investments purchased	38,143
Payable for shareholder services fees	206,346
Payable to investment adviser	61,913
Redemptions payable	1,494,482
Total Liabilities	1,863,731
NET ASSETS	$896,501,322
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,595,868
Paid-in capital in excess of par	964,194,006
Undistributed/accumulated deficit	(76,288,552)
NET ASSETS	$896,501,322
NET ASSETS BY CLASS
Investor Class	$346,826,568
Service Class	$74,344,420
Class L	$278,041,039
Institutional Class	$197,289,295
CAPITAL STOCK:
Authorized
Investor Class	190,000,000
Service Class	30,000,000
Class L	140,000,000
Institutional Class	50,000,000
Issued and Outstanding
Investor Class	28,137,504
Service Class	5,923,911
Class L	26,700,491
Institutional Class	25,196,769
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.33
Service Class	$12.55
Class L	$10.41
Institutional Class	$7.83
(a) Cost of investments, affiliated	$940,813,197
(b) Cost of investments, unaffiliated	$51,764,413
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West SecureFoundation® Balanced Fund
INVESTMENT INCOME:
Interest, affiliated	$320,763
Dividends, affiliated	7,892,856
Total Income	8,213,619
EXPENSES:
Management fees	497,073
Shareholder services fees – Investor Class	711,293
Shareholder services fees – Service Class	147,169
Shareholder services fees – Class L	549,452
Distribution fees – Service Class	41,787
Distribution fees – Class L	390,044
Total Expenses	2,336,818
Less management fees waived	88,547
Net Expenses	2,248,271
NET INVESTMENT INCOME	5,965,348
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(3,459,858)
Net realized loss on investments, unaffiliated	(1,347,180)
Net Realized Loss	(4,807,038)
Net change in unrealized depreciation on investments, affiliated	(162,045,786)
Net change in unrealized depreciation on investments, unaffiliated	(6,950,587)
Net Change in Unrealized Depreciation	(168,996,373)
Net Realized and Unrealized Loss	(173,803,411)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(167,838,063)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West SecureFoundation® Balanced Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$5,965,348	$21,119,590
Net realized gain (loss)	(4,807,038)	75,395,465
Net change in unrealized appreciation (depreciation)	(168,996,373)	11,197,959
Net Increase (Decrease) in Net Assets Resulting from Operations	(167,838,063)	107,713,014
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,838,611)	(39,500,524)
Service Class	(349,041)	(6,909,956)
Class L	(1,530,077)	(35,107,739)
Institutional Class	(2,313,189)	(21,456,197)
From Net Investment Income and Net Realized Gains	(6,030,918)	(102,974,416)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	11,953,722	22,893,684
Service Class	7,594,007	13,964,110
Class L	784,293	6,956,666
Institutional Class	88,789,655	33,283,521
Shares issued in reinvestment of distributions
Investor Class	1,838,611	39,500,524
Service Class	349,041	6,909,956
Class L	1,530,077	35,107,739
Institutional Class	2,313,189	21,456,197
Shares issued in connection with fund reorganization
Investor Class	N/A	86,197,682
Service Class	N/A	29,268,604
Shares redeemed
Investor Class	(101,660,360)	(67,103,598)
Service Class	(14,496,605)	(28,895,033)
Class L	(23,171,877)	(45,012,719)
Institutional Class	(16,529,647)	(52,273,255)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(40,705,894)	102,254,078
Total Increase (Decrease) in Net Assets	(214,574,875)	106,992,676
NET ASSETS:
Beginning of Period	1,111,076,197	1,004,083,521
End of Period	$896,501,322	$1,111,076,197
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West SecureFoundation® Balanced Fund	2022 (Unaudited)	2021
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	880,857	1,489,777
Service Class	557,102	912,940
Class L	66,776	536,013
Institutional Class	10,086,772	3,342,239
Shares issued in reinvestment of distributions
Investor Class	147,324	2,657,153
Service Class	27,484	456,970
Class L	145,169	2,773,776
Institutional Class	291,701	2,225,230
Shares issued in connection with fund reorganization
Investor Class	N/A	5,769,970
Service Class	N/A	1,925,563
Shares redeemed
Investor Class	(7,382,749)	(4,447,959)
Service Class	(1,060,764)	(1,894,669)
Class L	(2,042,194)	(3,487,711)
Institutional Class	(1,922,919)	(5,215,547)
Net Increase (Decrease)	(205,441)	7,043,745
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2022 (Unaudited)	$14.65	0.08	(2.33)	(2.25)	(0.07)	-	(0.07)	$12.33	(15.39%) (e)
12/31/2021	$14.39	0.32	1.27	1.59	(0.31)	(1.02)	(1.33)	$14.65	11.12%
12/31/2020	$13.41	0.32	1.48	1.80	(0.28)	(0.54)	(0.82)	$14.39	13.92%
12/31/2019	$12.25	0.30	1.84	2.14	(0.26)	(0.72)	(0.98)	$13.41	17.79%
12/31/2018	$13.77	0.31	(1.02)	(0.71)	(0.27)	(0.54)	(0.81)	$12.25	(5.33%)
12/31/2017	$12.69	0.29	1.34	1.63	(0.26)	(0.29)	(0.55)	$13.77	12.94%
Service Class
06/30/2022 (Unaudited)	$14.92	0.07	(2.38)	(2.31)	(0.06)	-	(0.06)	$12.55	(15.49%) (e)
12/31/2021	$14.63	0.38	1.22	1.60	(0.29)	(1.02)	(1.31)	$14.92	11.02%
12/31/2020	$13.61	0.36	1.45	1.81	(0.25)	(0.54)	(0.79)	$14.63	13.76%
12/31/2019	$12.42	0.30	1.85	2.15	(0.24)	(0.72)	(0.96)	$13.61	17.65%
12/31/2018	$13.94	0.30	(1.03)	(0.73)	(0.25)	(0.54)	(0.79)	$12.42	(5.43%)
12/31/2017	$12.83	0.27	1.36	1.63	(0.23)	(0.29)	(0.52)	$13.94	12.84%
Class L
06/30/2022 (Unaudited)	$12.40	0.05	(1.98)	(1.93)	(0.06)	-	(0.06)	$10.41	(15.59%) (e)
12/31/2021	$12.37	0.22	1.09	1.31	(0.26)	(1.02)	(1.28)	$12.40	10.70%
12/31/2020	$11.63	0.23	1.28	1.51	(0.23)	(0.54)	(0.77)	$12.37	13.54%
12/31/2019	$10.74	0.24	1.60	1.84	(0.23)	(0.72)	(0.95)	$11.63	17.47%
12/31/2018	$12.18	0.27	(0.92)	(0.65)	(0.25)	(0.54)	(0.79)	$10.74	(5.54%)
12/31/2017	$11.29	0.25	1.16	1.41	(0.23)	(0.29)	(0.52)	$12.18	12.64%
Institutional Class
06/30/2022 (Unaudited)	$ 9.35	0.08	(1.51)	(1.43)	(0.09)	-	(0.09)	$ 7.83	(15.28%) (e)
12/31/2021	$ 9.66	0.23	0.86	1.09	(0.38)	(1.02)	(1.40)	$ 9.35	11.45%
12/31/2020	$ 9.29	0.26	1.00	1.26	(0.35)	(0.54)	(0.89)	$ 9.66	14.27%
12/31/2019	$ 8.78	0.26	1.30	1.56	(0.33)	(0.72)	(1.05)	$ 9.29	18.13%
12/31/2018	$10.15	0.29	(0.77)	(0.48)	(0.35)	(0.54)	(0.89)	$ 8.78	(4.91%)
12/31/2017	$ 9.52	0.27	0.98	1.25	(0.33)	(0.29)	(0.62)	$10.15	13.27%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2022 (Unaudited)	$346,827	0.45% (h)	0.43% (h)	1.14% (h)	12% (e)
12/31/2021	$505,377	0.45%	0.43%	2.14%	20%
12/31/2020	$417,503	0.45%	0.42%	2.38%	28%
12/31/2019	$325,174	0.45%	0.42%	2.28%	18%
12/31/2018	$263,182	0.45%	0.42%	2.28%	18%
12/31/2017	$284,473	0.45%	0.42%	2.19%	9%
Service Class
06/30/2022 (Unaudited)	$ 74,344	0.55% (h)	0.53% (h)	1.10% (h)	12% (e)
12/31/2021	$ 95,472	0.55%	0.53%	2.46%	20%
12/31/2020	$ 73,136	0.55%	0.52%	2.69%	28%
12/31/2019	$ 78,401	0.55%	0.52%	2.23%	18%
12/31/2018	$ 63,353	0.55%	0.52%	2.17%	18%
12/31/2017	$ 72,766	0.55%	0.52%	2.02%	9%
Class L
06/30/2022 (Unaudited)	$278,041	0.70% (h)	0.68% (h)	0.96% (h)	12% (e)
12/31/2021	$353,678	0.70%	0.68%	1.73%	20%
12/31/2020	$355,129	0.70%	0.67%	2.02%	28%
12/31/2019	$390,943	0.70%	0.67%	2.05%	18%
12/31/2018	$336,083	0.70%	0.67%	2.24%	18%
12/31/2017	$270,098	0.70%	0.68%	2.07%	9%
Institutional Class
06/30/2022 (Unaudited)	$197,289	0.10% (h)	0.08% (h)	1.80% (h)	12% (e)
12/31/2021	$156,549	0.10%	0.08%	2.31%	20%
12/31/2020	$158,316	0.10%	0.07%	2.89%	28%
12/31/2019	$135,222	0.10%	0.07%	2.75%	18%
12/31/2018	$100,615	0.10%	0.07%	2.84%	18%
12/31/2017	$ 73,172	0.10%	0.08%	2.65%	9%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West SecureFoundation® Balanced Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.
The Fund offers four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2022

Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$1,016,668,614
Gross unrealized appreciation on investments	25,414,620
Gross unrealized depreciation on investments	(145,250,806)
Net unrealized depreciation on investments	$(119,836,186)

Semi-Annual Report - June 30, 2022

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the Fund average daily net assets of the Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. The Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount the Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the period ended June 30, 2022.
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. Prior to that date, the rate was no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following table is a summary of the transactions for each underlying investment during the period ended June 30, 2022, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	36,416,116	$381,970,990	$38,923,948	$67,302,025	$(5,090,354)	$ (38,229,351)	$3,414,049	$315,363,562	35.18%
					(5,090,354)	(38,229,351)	3,414,049	315,363,562	35.18
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	13,827,741	155,175,895	15,105,704	17,635,587	95,681	(29,026,009)	-	123,620,003	13.79
Great-West S&P 500® Index Fund Institutional Class	23,811,838	233,914,714	27,312,697	27,544,960	(752,481)	(47,473,877)	2,812,002	186,208,574	20.77
Great-West S&P Mid Cap 400® Index Fund Institutional Class	13,271,993	132,110,812	16,158,209	15,347,700	2,788,641	(28,338,016)	998,573	104,583,305	11.67

Semi-Annual Report - June 30, 2022

Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	12,393,087	$103,126,130	$12,532,005	$14,513,433	$ (501,345)	$ (18,978,533)	$ 668,232	$ 82,166,169	9.16%
					1,630,496	(123,816,435)	4,478,807	496,578,051	55.39
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	44,606,808	54,705,844	3,825,614	14,245,413	-	-	320,763	44,606,808	4.98
					0	0	320,763	44,606,808	4.98
				Total	$(3,459,858)	$(162,045,786)	$8,213,619	$856,548,421	95.55%
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments were $120,268,338 and $161,471,042, respectively.
4.  FUND REORGANIZATION
On October 15, 2021, the Fund (Acquiring Fund) acquired all the net assets of the Target Funds (listed below) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization. The merger was accomplished by an acquisition of all the assets and the assumption of all the liabilities of each Target Fund by its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund and the distribution of such shares to each Target Fund’s shareholders in complete liquidation of such Target Fund.
Prior to the closing of the reorganization, the Target Funds distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund's shareholders for federal income tax purposes.
Target Funds	Acquiring Fund
Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Balanced Fund
Great-West SecureFoundation® Lifetime 2025 Fund
Great-West SecureFoundation® Lifetime 2030 Fund
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of the reorganization were as follows:
	Cost of investments	Investments in securities, fair value	Net unrealized appreciation (depreciation)
Great-West SecureFoundation® Lifetime 2020 Fund	$ 33,194,779	$ 36,743,997	$ 3,549,218
Great-West SecureFoundation® Lifetime 2025 Fund	35,553,088	39,637,213	4,084,125
Great-West SecureFoundation® Lifetime 2030 Fund	34,666,393	39,144,708	4,478,316
For financial reporting purposes, assets received and shares issued by the Acquiring Fund (listed below) were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Semi-Annual Report - June 30, 2022

Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization
Great-West SecureFoundation® Lifetime 2020 Fund - Investor Class	2,670,484	$ 31,500,571	$11.80
Great-West SecureFoundation® Lifetime 2020 Fund - Service Class	439,460	5,225,000	11.89
Great-West SecureFoundation® Lifetime 2025 Fund - Investor Class	2,207,398	24,066,154	10.90
Great-West SecureFoundation® Lifetime 2025 Fund - Service Class	1,394,075	15,549,387	11.15
Great-West SecureFoundation® Lifetime 2030 Fund - Investor Class	2,494,844	30,630,957	12.28
Great-West SecureFoundation® Lifetime 2030 Fund - Service Class	688,719	8,494,217	12.33

Acquiring Fund - Prior to the Reorganization
Great-West SecureFoundation® Balanced Fund - Institutional Class	15,903,576	$ 155,798,814	$ 9.80
Great-West SecureFoundation® Balanced Fund - Investor Class	27,819,591	415,597,214	14.94
Great-West SecureFoundation® Balanced Fund - Service Class	4,650,325	70,684,988	15.20
Great-West SecureFoundation® Balanced Fund - Class L	28,182,054	358,770,182	12.73

Acquiring Fund - After the Reorganization
Great-West SecureFoundation® Balanced Fund - Institutional Class	15,898,768	$ 155,798,814	$ 9.80
Great-West SecureFoundation® Balanced Fund - Investor Class	89,228,745	1,332,989,231	14.94
Great-West SecureFoundation® Balanced Fund - Service Class	15,876,537	241,323,523	15.20
Great-West SecureFoundation® Balanced Fund - Class L	28,173,703	358,516,519	12.73
Pro Forma Results of Operations
The beginning of the Target Fund's fiscal year was January 1, 2021. Assuming the Reorganization had been completed on January 1, 2021, the beginning of the Fund's current fiscal year, the pro forma results of operations for the year ended December 31, 2021, are as follows:
Great-West SecureFoundation® Balanced Fund
Net investment income	$ 66,436,554
Net realized and unrealized gain	266,338,023
Net increase in net assets resulting from operations	$ 332,774,577
Because the combined funds for the reorganization have been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund's Statement of Operations for the Acquiring Fund since the reorganization was consummated.
5.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2022

6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West SecureFoundation® Balanced Fund changed its name to the Empower SecureFoundation® Balanced Fund on August 1, 2022.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West SecureFoundation Balanced Fund (the “Fund”), a series of the Company. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Each of Empower and GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”); references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)

The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight. The Board noted GWCM’s recent strategic initiatives, progress on the implementation of an enhanced trade order management system and various other projects, and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. Also considered was GWCM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on GWCM generally and the Fund, and considered how monitoring and analysis of such developments informs GWCM’s performance of its services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark composite index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five and ten-year periods ended December 31, 2021 for the Investor Class and, with respect to the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the composite index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its composite index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2021 were in the third, second, second and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), which exceeded the performance universe median for each period reviewed. Similar results were observed for the Fund’s Institutional Class, with annualized returns for the one-, three- and five-year periods ended December 31, 2021 ranking in the third, second and second quintiles, respectively, of its performance universe, which exceeded the performance universe median for each period reviewed. The Board also observed that the Fund’s Investor Class underperformed its composite index for the one-, five- and ten-year periods ended December 31, 2021, but approximated its composite index for the three-year period ended December 31, 2021. As to the Fund’s Institutional Class, the Board observed that although the Fund underperformed its composite index for the one-year period ended December 31, 2021, it outperformed the index for each of the three- and five-year periods ended December 31, 2021.
In evaluating the comparative performance data, the Board considered that the Fund is a “fund-of-funds” that seeks to achieve its investment objective by investing in a professionally selected mix of mutual funds and in a fixed interest income contract issued and guaranteed by GWCM’s parent company, GWL&A (the “GWL&A Contract”). GWCM uses asset allocation strategies to allocate the Fund’s assets among different broad asset classes and in underlying funds. Thus, the Board also took into account GWCM’s asset allocation processes and the oversight thereof, including GWCM’s systematic approach to performance monitoring.
The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance and the oversight thereof.
Costs and Profitability

The Board considered the costs of services provided by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fee payable by the Fund. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2023, to reduce its management fee by a stated amount with respect to the Fund’s investments in the GWL&A Contract.
In light of the Fund’s unified investment management fee structure, as well as its investment strategy of investing in underlying funds, the Board considered the Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratio of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. The Board observed that for each class, the total annual operating expense ratio, including underlying fund expenses, was below the peer group median expense ratio, ranking in the first quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), and, for the Institutional Class, was the lowest in the peer group.
As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance. In this connection, the Board considered the Independent Consultant’s opinion that the Fund’s total annual operating expense ratio is reasonable.
In addition, the Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Fund may have a higher advisory fee than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Fund and the differences in the range of services provided to the Fund and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to the Fund and shareholders. The Board also noted that under the Fund’s unified investment management fee structure GWCM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, GWCM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board.
The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, the Fund invests in the GWL&A Contract. The Board also considered that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. The Board also noted that to purchase shares of the Fund, shareholders must also purchase a guaranteed lifetime withdrawal benefit (the “Guarantee”) which is provided by GWL&A and its affiliated insurance company, Great-West Life and Annuity Insurance Company of New York (“GWL&A NY”), and that shareholders pay GWL&A and GWL&A NY a fee for providing the Guarantee. Furthermore, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022